Auditor's remuneration paid to Ernst & Young LLP (Tables)	12 Months Ended
Feb. 15, 2018
Text block1 [abstract]
Summary of Auditor's Remuneration Paid
2017 $m		2016 $m		2015 $m
Audit of the Financial Statements[a]	3.0		2.4		2.5
Audit of subsidiaries	2.2		2.2		2.1
Audit-related assurance services	0.2		0.2		0.2
Other assurance services	1.0		1.2		0.9
Tax compliance	0.1		0.4		0.2
Tax advisory	—		0.1		0.1
Other non-audit services not covered by the above	0.2		0.1		0.4

	6.7		6.6		6.4

[a]	Includes $0.5m of additional fees for specific procedures performed in relation to the implementation of new accounting standards.